TREASURY SHARES	12 Months Ended
Dec. 31, 2024
TREASURY SHARES
TREASURY SHARES

19.TREASURY SHARES

On June 5, 2019, the Board of Directors of the Company authorized a share repurchase program (“Share Repurchase Program 2019”), pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time.

On March 2, 2021 and August 19, 2021, the Board of Directors of the Company authorized two share repurchase program (“Share Repurchase Programs 2021”), respectively, pursuant to which the Company may repurchase up to total US$100 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from the effective date (the “Effective Date”) of the Share Repurchase Programs 2021.

On March 15, 2021, the Company entered ADS Repurchase Agreements with Xiehuai L.P. which repurchased an aggregate of 3,000,000 ADSs, under Share Repurchases Programs 2021, representing 6,000,000 Class A ordinary shares, at an average price of US$9.45 per ADS, for US$28,350,000.

On April 22, 2022, the Board of Directors of the Company authorized a new share repurchase program (“Share Repurchase Program 2022”) under which the Company may repurchase up to US$50 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2022.

On September 28, 2022, the Company entered ADS Repurchase Agreements with Xiehuai L P. which repurchased an aggregate of 1,735,027 ADSs under the Share Repurchase Program 2022, representing 3,470,054 Class A ordinary shares, at an average price of US$2.30 per ADS, for US$3,991,729.

On April 21, 2023, the Board of Directors of the Company authorized a new share repurchase program (“Share Repurchase Program 2023”) under which the Company may repurchase up to US$50 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2023.

On June 1, 2023, the Company entered ADS Repurchase Agreements with an institutional investor, which repurchased an aggregate of 24,300,562 ADSs, under the Share Repurchase Program 2023, representing 48,601,124 Class A ordinary shares, at an average price of US$1.30 per ADS, for US$31,590,731.

On April 23, 2024, the Board of Directors of the Company authorized a new share repurchase program (the “New Share Repurchase Program”) under which the Company may repurchase up to US$50 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2024.

19.TREASURY SHARES (Continued)

Under Share Repurchase Program 2023 and New Share Repurchase Program, the Company may repurchase its ADSs from time to time through open market transactions at prevailing market prices, privately negotiated transactions, block trades or any combination thereof. In 2024, the Company repurchased another aggregate of 5,746,196 ADSs, representing 11,492,392 Class A ordinary shares under the Share Repurchase Program 2023 and New Share Repurchase Program.

As of December 31, 2024, the Company repurchased an aggregate of 46,565,379 ADSs, representing 93,130,758 Class A ordinary shares under the Share Repurchase Program 2019, Share Repurchase Programs 2021, Share Repurchase Program 2022 and Share Repurchase Program 2023, at an average price of US$2.81 per ADS, for US$130,860,764. As of December 31, 2024, 5,662,090 Class A ordinary shares were transferred to employees when they exercise their ESOP. The remaining balance of treasury shares represents 87,468,668 Class A ordinary shares, at an average price of US$2.55 per ADS, for US$111,413,918. These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2024.